Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended
	Jun. 30, 2011 action	Mar. 31, 2013	Dec. 31, 2012
Contingencies And Commitments [Line Items]
Number of shareholder derivative actions	2
Renewal date of insurance policy		2012-04
Maximum hull and machinery coverage for Rigs and Liftboats		$ 1,600,000,000
Primary insurance coverage per occurrence		5,000,000
Additional excess liability coverage for protection and indemnity, maritime employer's liability, certain operational liabilities and pollution		200,000,000
Primary and excess coverage for personal injury and death of third parties per occurrence		25,000,000
Deductible per occurrence for personal injury and death of third parties		250,000
Liability coverage for property damage and removal of wreck for losses caused by U.S. Gulf of Mexico named windstorm event		75,000,000
Excess policy for removal of wreck and certain third-party liabilities for losses caused by a U.S. Gulf of Mexico named windstorm event		75,000,000
Deductible as a percentage of insured drilling rig value per occurrence other than U.S. Gulf of Mexico named windstorm event		12.50%
Minimum deductible for drilling rigs per occurrences not caused by U.S. Gulf of Mexico named windstorm events		1,000,000
Deductible for liftboats per occurrence for events not caused by U.S. Gulf of Mexico named windstorm event		1,000,000
Deductible for drilling rigs and liftboats for occurrences in a named U.S. Gulf of Mexico windstorm event		25,000,000
Primary limit for pollution coverage		5,000,000
Deductible per pollution occurrence		3,000,000
Primary liability coverage of contractor extra expense		25,000,000
Outstanding insurance note payable		0	9,123,000
Accrued liabilities, sales and use audit		8,700,000	12,000,000
Insurance Note Payable [Member]
Contingencies And Commitments [Line Items]
Amount of Insurance Premiums Financed		30,100,000
Insurance note payable interest rate		3.54%
Outstanding insurance note payable			$ 9,123,000